Pay vs Performance Disclosure - USD ($)	12 Months Ended					13 Months Ended	32 Months Ended	63 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 24, 2022	Dec. 31, 2024	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. The following disclosure does not include a “Company-Selected Measure,” as outlined by Item 402(v)(2)(vi), or a discussion of any other financial measures that are used to link executive compensation actually paid, as outlined by Item 402(v)(6), as executive compensation decisions are made based on a holistic look of the overall health of the Company and are not based on any fixed performance metrics.
Pay Versus Performance Table*

Year (a)	Summary compensation table total for PEO**		Summary compensation table total for PEO***		Compensation actually paid to PEO** (12)		Compensation actually paid to PEO*** (12)		Average summary compensation table total for non-PEO named executive officers		Average compensation actually paid to non-PEO named executive officers (12)		Value of initial fixed $100 investment based on:			Net income
													Total shareholder return (9)	Peer group total shareholder return (10)	Peer group total shareholder return (11)
2024	—		$3,515,543	(2)	—		$5,584,743	(2)	$668,206	(4)	$1,198,939	(4)	$41.93	—	$46.10	$74,335,000
2023	—		$2,574,570	(2)	—		$2,902,479	(2)	$590,205	(5)	$724,842	(5)	$32.07	$50.54	$51.86	$(116,630,000)
2022	$1,000,000	(1)	$3,250,000	(2)	$363,660	(1)	$2,891,924	(2)	$1,055,446	(6)	$665,110	(6)	$33.50	$50.19	$50.93	$(60,066,000)
2021	—	(3)	$1,220,000	(1)	$666,471	(3)	$1,508,762	(1)	$900,483	(7)	$1,092,387	(7)	$60.78	$75.06	$77.88	$138,550,000
2020	$713,510	(3)	—		$(2,124,395)	(3)	—		$498,072	(8)	$146,195	(8)	$52.39	$69.70	$73.23	$(136,826,000)

*
As previously noted, the Summary Compensation Table totals include only the amounts of compensation that we are able to quantify for services rendered to us during the fiscal year. As such, for all PEOs and non-PEOs,
it includes only the grant date fair value of the equity compensation awards granted by us, while for the non-PEOs,
it also includes amounts (including base salary and bonus) based on a ratio of Mr. Foley’s compensation paid by an affiliate of our Manager to the total compensation expenses incurred by an affiliate of our Manager for services rendered to us. Due to Mr. Foley being the only individual whose compensation numbers include cash compensation, the non-PEO
compensation amounts appear higher in certain years than the PEO compensation amounts.
Throughout
this table, parentheses denote negative numbers.

**	For years in which more than one individual served as PEO for different portions of the year, this column represents disclosure for the individual who served as PEO as of January 1 of such year.
***	This column represents disclosure for the individual who served as PEO as of December 31 of each respective year.
(1)
Represents disclosure for Matt Coleman, who served as our principal executive officer, as defined in Item 402(a)(3) of Regulation
S-K
under the Exchange Act (“PEO”), from April 1, 2021 to April 24, 2022.

(2)
Represents disclosure for Doug Bouquard, our PEO since April 25, 2022, and includes, for 2022, the value of his one-time
sign-on
equity compensation grant in addition to his annual equity compensation grant.

(3)	Represents disclosure for Greta Guggenheim, our PEO from January 2016 to March 31, 2021.
(4)	Non-PEO named executive officers for 2024 are Matthew Coleman, Robert Foley, and Brandon Fox.
(5)	Non-PEO named executive officers for 2023 are Matthew Coleman, Robert Foley, and Brandon Fox.
(6)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(7)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(8)	Non-PEO named executive officers for 2020 are Matthew Coleman, Robert Foley, Peter Smith, and Deborah Ginsberg.
(9)	Represents the cumulative total shareholder return since January 1, 2020.
(10)
Represents the total shareholder return for the Bloomberg REIT Mortgage Index since January 1, 2020. Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024. As such, total shareholder return for the Bloomberg REIT Mortgage Index is not available for 2024.

(11)
Represents the total shareholder return for the FTSE NAREIT Mortgage REITs Index since January 1, 2020. The Company previously reported the total shareholder return for the Bloomberg REIT Mortgage Index. Since Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024, the Company has utilized the FTSE NAREIT Mortgage REITs Index.

(12)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2024
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(3,515,542.80)	$(526,881.60)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$3,557,394.50	$533,154.00
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$961,830.00	$229,470.00
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$411,171.04	$138,684.84
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$654,347.76	$156,306.24
Total Adjustments	$2,069,200.50	$530,733.48
Summary Compensation Table Total	$3,515,542.80	$668,205.67
Compensation Actually Paid	$5,584,743.30	$1,198,939.15

	2023
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2023	$(2,574,570.00)	$(457,166.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	$2,512,718.00	$446,183.83
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	$(83,078.91)	$(32,160.23)
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to the vesting date	$59,205.66	$30,912.58
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$413,633.76	$146,868.24
Total Adjustments	$327,908.51	$134,637.76
Summary Compensation Table Total	$2,574,570.00	$590,204.67
Compensation Actually Paid	$2,902,478.51	$724,842.43

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Named Executive Officers, Footnote
(4)	Non-PEO named executive officers for 2024 are Matthew Coleman, Robert Foley, and Brandon Fox.
(5)	Non-PEO named executive officers for 2023 are Matthew Coleman, Robert Foley, and Brandon Fox.
(6)	Non-PEO named executive officers for 2022 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(7)	Non-PEO named executive officers for 2021 are Robert Foley, Peter Smith, and Deborah Ginsberg.
(8)	Non-PEO named executive officers for 2020 are Matthew Coleman, Robert Foley, Peter Smith, and Deborah Ginsberg.

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return since January 1, 2020.
Adjustment To PEO Compensation, Footnote
(10)
Represents the total shareholder return for the Bloomberg REIT Mortgage Index since January 1, 2020. Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024. As such, total shareholder return for the Bloomberg REIT Mortgage Index is not available for 2024.

(11)
Represents the total shareholder return for the FTSE NAREIT Mortgage REITs Index since January 1, 2020. The Company previously reported the total shareholder return for the Bloomberg REIT Mortgage Index. Since Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024, the Company has utilized the FTSE NAREIT Mortgage REITs Index.

(12)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2024
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(3,515,542.80)	$(526,881.60)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$3,557,394.50	$533,154.00
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$961,830.00	$229,470.00
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$411,171.04	$138,684.84
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$654,347.76	$156,306.24
Total Adjustments	$2,069,200.50	$530,733.48
Summary Compensation Table Total	$3,515,542.80	$668,205.67
Compensation Actually Paid	$5,584,743.30	$1,198,939.15

	2023
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2023	$(2,574,570.00)	$(457,166.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	$2,512,718.00	$446,183.83
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	$(83,078.91)	$(32,160.23)
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to the vesting date	$59,205.66	$30,912.58
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$413,633.76	$146,868.24
Total Adjustments	$327,908.51	$134,637.76
Summary Compensation Table Total	$2,574,570.00	$590,204.67
Compensation Actually Paid	$2,902,478.51	$724,842.43

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Non-PEO NEO Average Total Compensation Amount	$ 668,205.67	$ 590,204.67	$ 1,055,446	$ 900,483	$ 498,071.75
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,198,939.15	724,842.43	665,109.86	1,092,386.87	146,195.05
Adjustment to Non-PEO NEO Compensation Footnote
(10)
Represents the total shareholder return for the Bloomberg REIT Mortgage Index since January 1, 2020. Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024. As such, total shareholder return for the Bloomberg REIT Mortgage Index is not available for 2024.

(11)
Represents the total shareholder return for the FTSE NAREIT Mortgage REITs Index since January 1, 2020. The Company previously reported the total shareholder return for the Bloomberg REIT Mortgage Index. Since Bloomberg discontinued publication of the Bloomberg REIT Mortgage Index in 2024, the Company has utilized the FTSE NAREIT Mortgage REITs Index.

(12)
The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K
the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2024
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2024	$(3,515,542.80)	$(526,881.60)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2024 that remain unvested as of year-end 2024, determined as of 12/31/2024	$3,557,394.50	$533,154.00
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to 12/31/2024	$961,830.00	$229,470.00
Increase/deduction for awards granted during prior fiscal years that vested during 2024, determined based on change in ASC 718 Fair Value from 12/31/2023 to the vesting date	$411,171.04	$138,684.84
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$654,347.76	$156,306.24
Total Adjustments	$2,069,200.50	$530,733.48
Summary Compensation Table Total	$3,515,542.80	$668,205.67
Compensation Actually Paid	$5,584,743.30	$1,198,939.15

	2023
Adjustments	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2023	$(2,574,570.00)	$(457,166.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	$2,512,718.00	$446,183.83
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	$(83,078.91)	$(32,160.23)
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to the vesting date	$59,205.66	$30,912.58
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$413,633.76	$146,868.24
Total Adjustments	$327,908.51	$134,637.76
Summary Compensation Table Total	$2,574,570.00	$590,204.67
Compensation Actually Paid	$2,902,478.51	$724,842.43

	2022
Adjustments	PEO (Coleman)	PEO (Bouquard)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2022	$(1,000,000.00)	$(3,250,000.00)	$(833,333.33)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$939,790.20	$2,742,558.96	$783,158.50
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$(606,670.50)	—	$(319,450.40)
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to the vesting date	$(137,988.83)	—	$(94,602.22)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$168,528.96	$149,365.44	$102,022.32
Total Adjustments	$(636,340.17)	$(358,075.60)	$(362,205.14)
Summary Compensation Table Total	$1,000,000.00	$3,250,000.00	$1,055,446
Compensation Actually Paid	$363,659.83	$2,891,924.40	$665,109.86

	2021
Adjustments	PEO (Guggenheim)	PEO (Coleman)	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2021	—	$(1,220,000.00)	$(716,666.67)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	—	$1,233,059.36	$724,335.80
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$140,902.48	$100,760.80	$55,307.73
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to the vesting date	$315,434.51	$71,781.48	$67,550.59
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$210,134.00	$103,160.82	$61,376.42
Total Adjustments	$666,470.99	$288,762.46	$191,903.87
Summary Compensation Table Total	$0.00	$1,220,000.00	$900,483.00
Compensation Actually Paid	$666,470.99	$1,508,762.46	$1,092,386.87

	2020
Adjustments	PEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for 2020	$(713,510.00)	$(435,328.50)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$694,783.96	$423,903.65
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(1,795,082.25)	$(254,565.19)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to the vesting date	$(1,429,561.07)	$(139,879.81)
Increase based on dividends or other earnings paid during the year prior to the vesting date of an award	$405,464.00	$53,993.15
Total Adjustments	$(2,837,905.36)	$(351,876.70)
Summary Compensation Table Total	$713,510.00	$498,071.75
Compensation Actually Paid	$(2,124,395.36)	$146,195.05

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return and “Compensation Actually Paid”
Compensation Actually Paid vs. Net Income	Net Income and “Compensation Actually Paid”
Total Shareholder Return Vs Peer Group	Total Shareholder Return and “Compensation Actually Paid”
Total Shareholder Return Amount	$ 41.93	32.07	33.5	60.78	52.39
Net Income (Loss)	74,335,000	(116,630,000)	(60,066,000)	138,550,000	(136,826,000)
PEO Name						Matt Coleman	Doug Bouquard	Greta Guggenheim
Matt Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,000,000	1,220,000
PEO Actually Paid Compensation Amount			363,659.83	1,508,762.46
Doug Bouquard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,515,542.8	2,574,570	3,250,000
PEO Actually Paid Compensation Amount	5,584,743.3	2,902,478.51	2,891,924.4
Greta Guggenheim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	713,510
PEO Actually Paid Compensation Amount				666,470.99	(2,124,395.36)
FTSE NAREIT Mortgage REITs Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	46.1	51.86	50.93	77.88	73.23
Bloomberg REIT Mortgage Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	0	50.54	50.19	75.06	69.7
PEO | Matt Coleman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(636,340.17)	288,762.46
PEO | Matt Coleman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,000,000)	(1,220,000)
PEO | Matt Coleman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			939,790.2	1,233,059.36
PEO | Matt Coleman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(606,670.5)	100,760.8
PEO | Matt Coleman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(137,988.83)	71,781.48
PEO | Matt Coleman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			168,528.96	103,160.82
PEO | Doug Bouquard [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,069,200.5	327,908.51	(358,075.6)
PEO | Doug Bouquard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,515,542.8)	(2,574,570)	(3,250,000)
PEO | Doug Bouquard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,557,394.5	2,512,718	2,742,558.96
PEO | Doug Bouquard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,830	(83,078.91)	0
PEO | Doug Bouquard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	411,171.04	59,205.66	0
PEO | Doug Bouquard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,347.76	413,633.76	149,365.44
PEO | Greta Guggenheim [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				666,470.99	(2,837,905.36)
PEO | Greta Guggenheim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(713,510)
PEO | Greta Guggenheim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	694,783.96
PEO | Greta Guggenheim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				140,902.48	(1,795,082.25)
PEO | Greta Guggenheim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				315,434.51	(1,429,561.07)
PEO | Greta Guggenheim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				210,134	405,464
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,733.48	134,637.76	(362,205.14)	191,903.87	(351,876.7)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,881.6)	(457,166.67)	(833,333.33)	(716,666.67)	(435,328.5)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,154	446,183.83	783,158.5	724,335.8	423,903.65
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,470	(32,160.23)	(319,450.4)	55,307.73	(254,565.19)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,684.84	30,912.58	(94,602.22)	67,550.59	(139,879.81)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 156,306.24	$ 146,868.24	$ 102,022.32	$ 61,376.42	$ 53,993.15